Acquisition of Businesses (Tables)	6 Months Ended
Jun. 30, 2024
Acquisition of Businesses
Schedule of details of acquisition

	Total Consideration
	Amounts in USD millions	Amounts in DKK millions
Cash paid for outstanding shares	1,718	11,798
Cash for equity compensation attributable to pre-combination service	187	1,289
Total consideration	1,905	13,087
Cash acquired	(122)	(841)
Cash used for acquisition of business	1,783	12,246

	Amounts Recognized as of the Acquisition Date
	Amounts in USD millions	Amounts in DKK millions
Cash and cash equivalents	122	841
Other current assets*	4	29
Property and equipment	6	41
IPR&D	1,540	10,577
Technology platform intangible asset	181	1,243
Other non-current assets**	3	21
Non-current deferred tax liability	(297)	(2,039)
Other current liabilities***	(15)	(108)
Total identifiable net assets	1,544	10,605
Goodwill	361	2,482
Total consideration	1,905	13,087

*Includes receivables and other investments

**Includes other investments and right-of use assets

***Includes other payables, deferred revenue, current deferred tax liability and lease liabilities

From the Acquisition Date through June 30, 2024, Genmab’s Condensed Consolidated Statements of Comprehensive Income include no revenue and the following expenses associated with the acquisition and operations of ProfoundBio (in DKK millions):

Consolidated Statements of Comprehensive Income (DKK million):	Acquisition Date through June 30, 2024
Research and development expenses	70
Selling, general and administrative expenses	7
Acquisition and integration related charges*	139
Total	216

*Acquisition related charges incurred from the Acquisition Date through June 30, 2024, are comprised of payments to holders of outstanding ProfoundBio equity awards related to post-combination services (DKK 79 million). The remaining expenses are integration related charges incurred from the Acquisition Date through June 30, 2024, which are comprised of professional fees incurred to assist with the integration of ProfoundBio into Genmab’s operations post-acquisition. Additionally, prior to the Acquisition Date, Genmab recorded DKK 113 million in Acquisition and integration related charges in Genmab’s Consolidated Statements of Comprehensive Income related to professional due diligence procedures in connection with the acquisition of ProfoundBio.

The following table provides Genmab’s consolidated revenue and net profit for the first six months of 2024 as if the acquisition of ProfoundBio had occurred on January 1, 2024 (in DKK millions):

(DKK million)	Six Month Period Ended June 30, 2024
Revenue	9,545
Net Profit	2,516